Goodwill and intangible assets - Intangible asset impairment charges (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment charges		$ 167,000,000	$ 0	$ 378,000,000
Cash flow projection forecast duration		5 years
Cost of net sales [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges		$ 106,000,000
Surgical [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges		66,000,000	0	378,000,000
Recoverable amount		65,000,000
Surgical [member] | Currently marketed products [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges		65,000,000
Surgical [member] | CyPass [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges				(337,000,000)
Surgical [member] | Optonol Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges				(39,000,000)
Vision Care [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges		101,000,000	$ 0	$ 0
Vision Care [member] | Cost of net sales [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges		$ 41,000,000
Recoverable amount					$ 88,000,000
Vision Care and Surgical
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 61,000,000